SCHEDULE OF THE COMPOSITION OF INVENTORY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 48,422	$ 35,270
Work-in-progress	4,615,592	4,300,962
Finished goods	363,733	136,255
Total	$ 5,027,747	$ 4,472,487